Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	May. 31, 2015	May. 31, 2014
OPERATING ACTIVITIES
Net Income	$ 271	$ 78
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	807	815
(Gains) on ship sales and ship impairment, net	(4)	(15)
Losses on fuel derivatives, net	181	6
Share-based compensation	25	26
Other, net	16	9
Changes in operating assets and liabilities
Receivables	(85)	105
Inventories	11	(9)
Insurance recoverables, prepaid expenses and other	61	216
Accounts payable	39	(13)
Claims reserves and accrued and other liabilities	(5)	(221)
Customer deposits	969	676
Net cash provided by operating activities	2,286	1,673
INVESTING ACTIVITIES
Additions to property and equipment	(1,381)	(1,329)
Proceeds from sales of ships	25	42
(Payments) receipts of fuel derivative settlements	(95)	1
Other, net	24	18
Net cash used in investing activities	(1,427)	(1,268)
FINANCING ACTIVITIES
(Repayments of) proceeds from short-term borrowings, net	(357)	448
Principal repayments of long-term debt	(584)	(1,401)
Proceeds from issuance of long-term debt	472	829
Dividends paid	(388)	(388)
Other, net	(4)	(7)
Net cash used in financing activities	(861)	(519)
Effect of exchange rate changes on cash and cash equivalents	(31)	(5)
Net decrease in cash and cash equivalents	(33)	(119)
Cash and cash equivalents at beginning of period	331	462
Cash and cash equivalents at end of period	$ 298	$ 343